Financial instruments and risk management - Summary of financial assets by categories (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Abstract]
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 2,522	$ 958